                                            SEMI-ANNUAL REPORT DECEMBER 31, 1999
--------------------------------------------------------------------------------

CUTLER CORE FUND   Cutler & Company, LLC  Forum Shareholder Services, LLC
CUTLER VALUE FUND  503 Airport Road                   Two Portland Square
                   Medford, Oregon 97504            Portland, Maine 04101

--------------------------------------------------------------------------------

To The Cutler Trust Shareholders:

We are pleased to present this semi-annual report and our thoughts on the recent changes that have taken place during the six months ending December 31, 1999.

THE CUTLER CORE FUND (formerly the Cutler Equity Income Fund)

During this period, we completed the restructuring of the criteria and changed the name of the Fund to more closely reflect market definitions for performance measurement purposes. Lipper (a national rating service) will no longer offer an "Equity Income" category for comparison. We will now be measured against a "Core" benchmark. We maintain an income oriented investment approach, and will continue to select a majority of dividend paying issues from both the growth and value segments of the market. Performance for the period was 8.42%, and the Fund ended its five calendar year performance with double-digit percentage gains.*

THE CUTLER VALUE FUND

During this period, the Fund underwent substantial restructuring to more closely align the holdings with a pure "value" strategy. Performance was -8.64% for the period, lagging the general stock market, which performed with a strong growth basis. We believe this underperformance will prove to be short term, as value stocks have outperformed growth stocks in longer-term performance measurement periods. It is important to note that asset classes do not move up and down together. In any given year, one segment might achieve a return far in excess of the long-term expectation while another might deliver a very disappointing return. This has been the case the past few years with value stocks. However, in a powerful force in investing known as "reversion to the mean," those asset classes which have underperformed for a given period of time have a much higher potential to outperform in the future. In periods of economic uncertainty, value investors are often rewarded when a "flight to quality" returns to the market.

As the millennium closed, the fears of Y2K meltdown faded and worldwide markets and economics were rebounding. Our greatest concerns lay in the areas of the market experiencing unprecedented, often exuberant attention.

We look forward to another successful year, and hope that the changes we have made during this period will add thrust to our performance in the years ahead.

On behalf of everyone at The Cutler Trust, we thank you for your continued support.

/s/ Kenneth R. Cutler                           /s/ Brooke R. Ashland
Kenneth R. Cutler                               Brooke R. Ashland
Chairman of the Board                           Chief Executive Officer
The Cutler Trust                                Cutler & Company, LLC

* Past performance is no guarantee of future results. The Fund's 1-year, 5-year and since inception (December 30, 1992) average annual total returns for the period ending December 31, 1999 were 15.19%, 24.30% and 17.14%, respectively. Returns assume reinvestment of all dividend and capital gain distributions. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost. For the period reported, some of the Fund's fees were waived or expenses reimbursed, otherwise total return would have been lower.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER CORE FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1999 (unaudited)
--------------------------------------------------------------------------------

SHARES                     SECURITY DESCRIPTION                                             VALUE
                           COMMON STOCK (93.8%)

                           BANKS (2.9%)
         24,300            Bank of America Corp.                                         $ 1,219,556
          7,200            J.P. Morgan & Co., Inc.                                           911,700
                                                                                         -----------
                                                                                           2,131,256
                                                                                         -----------

                           BUSINESS SERVICES (5.2%)
         35,000            Automatic Data Processing, Inc.                                 1,885,625
         30,000            Electronic Data Systems Corp.                                   2,008,125
                                                                                         -----------
                                                                                           3,893,750
                                                                                         -----------

                           CHEMICALS (2.4%)
         13,500            Dow Chemical Co.                                                1,803,938
                                                                                         -----------

                           COMMUNICATIONS EQUIPMENT (11.7%)
         40,300            Lucent Technologies, Inc.                                       3,014,944
         28,700            Motorola, Inc.                                                  4,226,075
         23,500            Tellabs, Inc.*                                                  1,508,406
                                                                                         -----------
                                                                                           8,749,425
                                                                                         -----------

                           COMPUTER & OFFICE EQUIPMENT (5.7%)
         31,100            Hewlett-Packard Co.                                             3,543,456
         15,000            Pitney Bowes, Inc.                                                724,688
                                                                                         -----------
                                                                                           4,268,144
                                                                                         -----------

                           DRUGS & PHARMACEUTICALS (7.2%)
         27,400            Abbott Laboratories                                               994,962
         34,000            Bristol-Myers Squibb Co.                                        2,182,375
         28,300            Eli Lilly & Co.                                                 1,881,950
          5,000            Merck & Co., Inc.                                                 335,313
                                                                                         -----------
                                                                                           5,394,600
                                                                                         -----------

                           DRUGSTORES (1.0%)
         24,400            Walgreen Co.                                                      713,700
                                                                                         -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER CORE FUND

SCHEDULE OF INVESTMENTS  (continued)
DECEMBER 31, 1999 (unaudited)
--------------------------------------------------------------------------------

SHARES                     SECURITY DESCRIPTION                                             VALUE
                           ELECTRIC MACHINERY (10.0%)
         22,300            Emerson Electric Co.                                          $ 1,279,462
          9,500            General Electric Co.                                            1,470,125
         26,500            Rockwell International Corp.                                    1,268,687
         36,000            Texas Instruments, Inc.                                         3,487,500
                                                                                         -----------
                                                                                           7,505,774
                                                                                         -----------

                           ELECTRIC, GAS & UTILITY COMPANIES (0.9%)
         32,800            Northern States Power Co.                                         639,600
                                                                                         -----------

                           FABRICATED METAL PRODUCTS (1.4%)
         15,000            Illinois Tool Works, Inc.                                       1,013,438
                                                                                         -----------

                           FOREST PRODUCTS (3.9%)
         20,000            Kimberly-Clark Corp.                                            1,305,000
         22,900            Weyerhaeuser Co.                                                1,644,506
                                                                                         -----------
                                                                                           2,949,506
                                                                                         -----------

                           GENERAL MERCHANDISE TRADE (6.3%)
         67,800            Wal-Mart Stores, Inc.                                           4,686,675
                                                                                         -----------

                           GLASS, & OTHER BUILDING MATERIALS (4.9%)
         28,600            Corning, Inc.                                                   3,687,613
                                                                                         -----------

                           INSTRUMENTS & RELATED PRODUCTS (2.4%)
         30,937            Honeywell, Inc.                                                 1,784,678
                                                                                         -----------

                           INSURANCE CARRIERS (1.9%)
         15,000            Marsh & McLennan Cos., Inc.                                     1,435,313
                                                                                         -----------

                           NONDEPOSITORY CREDIT INSTITUTIONS (1.2%)
         25,000            Household International, Inc.                                     931,250
                                                                                         -----------

                           PETROLEUM PRODUCTS (1.0%)
          8,300            Atlantic Richfield Co.                                            717,950
                                                                                         -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER CORE FUND

SCHEDULE OF INVESTMENTS  (concluded)
DECEMBER 31, 1999 (unaudited)
--------------------------------------------------------------------------------

SHARES                     SECURITY DESCRIPTION                                             VALUE
                           PRINTING & PUBLISHING (1.5%)
         20,000            Tribune Co.                                                   $ 1,101,250
                                                                                         -----------

                           PROPERTY & CASUALTY INSURANCE (3.2%)
         15,200            Allstate Corp.                                                    364,800
         18,750            American International Group, Inc.                              2,027,343
                                                                                         -----------
                                                                                           2,392,143
                                                                                         -----------

                           RESTAURANTS (3.8%)
         70,000            McDonald's Corp.                                                2,821,875
                                                                                         -----------

                           SECURITIES, BROKERS, DEALERS & ADVISORS (2.2%)
         20,000            Merrill Lynch & Co., Inc.                                       1,670,000
                                                                                         -----------

                           TRANSPORTATION EQUIPMENT (1.9%)
         22,000            United Technologies Corp.                                       1,430,000
                                                                                         -----------

                           VOICE & DATA TRANSMISSION (11.2%)
         45,000            AT&T Corp.                                                      2,283,750
         70,000            BellSouth Corp.                                                 3,276,875
         57,800            SBC Communications, Inc.                                        2,817,750
                                                                                         -----------
                                                                                           8,378,375
                                                                                         -----------

                           TOTAL COMMON STOCK (COST $48,864,254)                          70,100,253
                                                                                         -----------

                           SHORT-TERM HOLDINGS (6.2%)

      3,010,679            Daily Assets Cash Fund                                          3,010,679
      1,589,015            Daily Assets Government Obligations Fund                        1,589,015
                                                                                         -----------

                           TOTAL SHORT-TERM HOLDINGS (COST $4,599,694)                     4,599,694
                                                                                         -----------

                           TOTAL INVESTMENTS (100.0%) (COST $53,463,948)                 $74,699,947
                                                                                         ===========

------------------------

* Non-income producing security.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1999 (unaudited)
--------------------------------------------------------------------------------

SHARES                     SECURITY DESCRIPTION                                             VALUE
                           COMMON STOCK (99.9%)

                           BANKS (15.0%)
       22,300              Bank of America Corp.                                         $ 1,119,181
       24,950              Bank One Corp.                                                    799,959
        5,900              Chase Manhattan Corp.                                             458,356
       11,800              First Union Corp.                                                 387,188
        7,600              Suntrust Banks, Inc.                                              522,975
       31,100              Wells Fargo Co.                                                 1,257,605
                                                                                         -----------
                                                                                           4,545,264
                                                                                         -----------

                           CHEMICALS (4.0%)
        5,300              E.I. Du Pont de Nemours & Co.                                     349,137
       21,400              Rohm & Haas Co.                                                   870,712
                                                                                         -----------
                                                                                           1,219,849
                                                                                         -----------

                           COMPUTER & OFFICE EQUIPMENT (9.3%)
       13,600              Apple Computer, Inc.*                                           1,398,250
       12,500              Hewlett-Packard Co.                                             1,424,219
                                                                                         -----------
                                                                                           2,822,469
                                                                                         -----------

                           DRUGS & PHARMACEUTICALS (3.0%)
       25,900              ALZA Corp.*                                                       896,788
                                                                                         -----------

                           ELECTRIC MACHINERY (2.5%)
       10,600              Emerson Electric Co.                                              608,175
        3,500              Rockwell International Corp.                                      167,563
                                                                                         -----------
                                                                                             775,738
                                                                                         -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS  (continued)
DECEMBER 31, 1999 (unaudited)
--------------------------------------------------------------------------------

SHARES                     SECURITY DESCRIPTION                                             VALUE
                           ELECTRIC, GAS & UTILITY COMPANIES (5.7%)
        7,700              CMS Energy Corp.                                              $   240,144
       42,700              Peco Energy Co.                                                 1,483,825
                                                                                         -----------
                                                                                           1,723,969
                                                                                         -----------

                           FABRICATED METAL PRODUCTS (1.7%)
        7,500              Illinois Tool Works, Inc.                                         506,719
                                                                                         -----------

                           FOOD & SOFT DRINKS (17.0%)
       12,500              Bestfoods, Inc.                                                   657,031
       58,200              ConAgra, Inc.                                                   1,313,138
       33,800              General Mills, Inc.                                             1,208,350
       13,200              H. J. Heinz Co.                                                   525,525
        4,500              Hershey Foods Corp.                                               213,750
       56,100              Sara Lee Corp.                                                  1,237,706
                                                                                         -----------
                                                                                           5,155,500
                                                                                         -----------

                           FOREST PRODUCTS (2.3%)
        9,900              Weyerhaeuser Co.                                                  710,944
                                                                                         -----------

                           GAMES & TOYS (4.2%)
       96,600              Mattel, Inc.                                                    1,267,875
                                                                                         -----------

                           GROCERY STORES (2.7%)
       43,300              Kroger Co.*                                                       817,288
                                                                                         -----------

                           INDUSTRIAL & COMMERICAL MACHINERY (0.9%)
        6,200              Dover Corp.                                                       281,325
                                                                                         -----------

                           INSTRUMENTS & RELATED PRODUCTS (3.2%)
       16,800              Honeywell, Inc.                                                   969,150
                                                                                         -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS  (continued)
DECEMBER 31, 1999 (unaudited)
--------------------------------------------------------------------------------

SHARES                     SECURITY DESCRIPTION                                             VALUE
                           INSURANCE AGENTS, BROKERS & SERVICES (0.8%)
        2,600              Marsh & McLennan Cos., Inc.                                   $   248,788
                                                                                         -----------

                           PETROLEUM PRODUCTS (6.3%)
        7,800              Atlantic Richfield Co.                                            674,700
        7,250              Chevron Corp.                                                     628,031
       11,201              Conoco, Inc. -- Class B                                           278,625
        9,700              Unocal Corp.                                                      325,556
                                                                                         -----------
                                                                                           1,906,912
                                                                                         -----------

                           PRINTING & PUBLISHING (4.0%)
        1,800              Dow Jones & Co., Inc.                                             122,400
        2,600              Gannett Co., Inc.                                                 212,063
       14,700              Knight-Ridder, Inc.                                               874,650
                                                                                         -----------
                                                                                           1,209,113
                                                                                         -----------

                           PROPERTY & CASUALTY INSURANCE (3.1%)
       19,000              Ace Ltd.                                                          317,063
       12,200              Allstate Corp.                                                    292,800
       13,000              Safeco Corp.                                                      323,375
                                                                                         -----------
                                                                                             933,238
                                                                                         -----------

                           SECURITIES, BROKERS, DEALERS & ADVISORS (1.4%)
        5,300              Merrill Lynch & Co., Inc.                                         442,550
                                                                                         -----------

                           TRANSPORTATION (1.1%)
        8,000              Union Pacific Corp.                                               349,000
                                                                                         -----------

                           TRANSPORTATION EQUIPMENT (0.5%)
        3,500              Boeing Co.                                                        145,469
                                                                                         -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS  (concluded)
DECEMBER 31, 1999 (unaudited)
--------------------------------------------------------------------------------

SHARES                     SECURITY DESCRIPTION                                             VALUE
                           VOICE & DATA TRANSMISSION (11.2%)
        8,400              AT&T Corp.                                                    $   426,300
       22,300              GTE Corp.                                                       1,573,544
       10,700              SBC Communications, Inc.                                          521,625
        6,900              Telecomunicacoes Brasileiras S.A., ADR                            886,650
                                                                                         -----------
                                                                                           3,408,119
                                                                                         -----------

                           TOTAL COMMON STOCK (COST $29,526,745)                          30,336,067
                                                                                         -----------

                           SHORT-TERM HOLDINGS (0.1%)

       18,644              Daily Assets Cash Fund (cost $18,644)                              18,644
                                                                                         -----------

                           TOTAL INVESTMENTS (100.0%) (COST $29,545,389)                 $30,354,711
                                                                                         ===========

------------------------

* Non-income producing security.

ADR--American Depository Receipt

See Notes to Financial Statements.

--------------------------------------------------------------------------------

THE CUTLER TRUST

STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 1999 (unaudited)

--------------------------------------------------------------------------------

                                                                    CUTLER                  CUTLER
                                                                     CORE                   VALUE
                                                                     FUND                    FUND
                                                             --------------------    --------------------
ASSETS
    Investments (Note 2)
      Investments at cost                                             $53,463,948             $29,545,389
      Net unrealized appreciation                                      21,235,999                 809,322
                                                             --------------------    --------------------
        Total investments at value                                     74,699,947              30,354,711

    Interest, dividends and other receivables                             103,391                  67,892
    Receivable for securities sold                                        868,543                 702,564
    Receivable for Fund shares sold                                         6,158                 967,347
    Prepaid expenses                                                        6,503                   3,377
                                                             --------------------    --------------------
Total Assets                                                           75,684,542              32,095,891
                                                             --------------------    --------------------

LIABILITIES
    Payable for Fund shares redeemed                                        3,423                  14,803
    Payable to administrator (Note 3)                                       6,405                   2,756
    Payable to investment adviser (Note 3)                                 48,040                  20,666
    Payable to custodian                                                    1,008                     755
    Payable to other related parties (Note 3)                                 511                      76
    Accrued expenses and other liabilities                                 58,106                  29,360
                                                             --------------------    --------------------
Total Liabilities                                                         117,493                  68,416
                                                             --------------------    --------------------
NET ASSETS                                                            $75,567,049             $32,027,475
                                                             ====================    ====================

COMPONENTS OF NET ASSETS
    Paid-in capital                                                   $50,899,552             $31,502,423
    Undistributed net investment income                                     3,850                     540
    Net unrealized appreciation on investments                         21,235,999                 809,322
    Accumulated net realized gain (loss) on investments                 3,427,648               (284,810)
                                                             --------------------    --------------------
NET ASSETS                                                            $75,567,049             $32,027,475
                                                             ====================    ====================

Shares of Beneficial Interest, No Par Value                             4,722,955               3,234,655

NET ASSET VALUE, offering price and redemption price per
 share                                                                     $16.00                   $9.90

See Notes to Financial Statements.

--------------------------------------------------------------------------------

THE CUTLER TRUST

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (unaudited)

--------------------------------------------------------------------------------

                                                                    CUTLER                  CUTLER
                                                                     CORE                   VALUE
                                                                     FUND                    FUND
                                                             --------------------    --------------------
INVESTMENT INCOME
    Dividend income                                                      $373,264                $376,263
    Interest income                                                       242,808                  16,225
                                                             --------------------    --------------------
Total Investment Income                                                   616,072                 392,488
                                                             --------------------    --------------------
EXPENSES
    Investment advisory (Note 3)                                          276,007                 134,616
    Management (Note 3)                                                    36,801                  17,949
    Transfer agent (Note 3)                                                 8,497                   7,687
    Shareholder services                                                    3,132                     529
    Custodian                                                               5,953                   4,706
    Accounting (Note 3)                                                    18,000                  18,000
    Legal                                                                  12,703                   4,645
    Audit                                                                   9,447                   8,953
    Trustees                                                                7,575                   3,890
    Miscellaneous                                                          31,953                  21,165
                                                             --------------------    --------------------
Total Expenses                                                            410,068                 222,140
                                                             --------------------    --------------------
NET INVESTMENT INCOME                                                     206,004                 170,348
                                                             --------------------    --------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net realized gain from investments                                  3,550,019                 654,034
    Net change in unrealized appreciation (depreciation) of
      investments                                                       2,257,964             (4,080,909)
                                                             --------------------    --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                  5,807,983             (3,426,875)
                                                             --------------------    --------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                            $6,013,987            $(3,256,527)
                                                             ====================    ====================

See Notes to Financial Statements.

--------------------------------------------------------------------------------

THE CUTLER TRUST

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                        CUTLER CORE                          CUTLER VALUE
                                                           FUND                                  FUND
                                            -----------------------------------   -----------------------------------
                                                Six Months            Year            Six Months            Year
                                            Ended (unaudited)        Ended        Ended (unaudited)        Ended
                                            December 31, 1999    June 30, 1999    December 31, 1999    June 30, 1999
                                            ------------------   --------------   ------------------   --------------
NET ASSETS -- BEGINNING OF PERIOD              $74,499,099        $ 77,482,327       $ 40,124,966       $41,085,239
                                               -----------        ------------       ------------       -----------
OPERATIONS
  Net investment income                            206,004             571,785            170,348           304,518
  Net realized gain from investments             3,550,019           5,346,419            654,034        15,455,769
  Net change in unrealized appreciation
    (depreciation) of investments                2,257,964           4,912,910         (4,080,909)       (9,430,329)
                                               -----------        ------------       ------------       -----------
  Net increase (decrease) in net assets
    resulting from operations                    6,013,987          10,831,114         (3,256,527)        6,329,958
                                               -----------        ------------       ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                           (202,401)           (572,269)          (168,759)         (305,165)
  In excess of net investment income                    --                  --                 --            (1,049)
  Net realized capital gain from
    investments                                 (4,398,786)        (16,779,472)       (14,068,788)       (9,097,766)
                                               -----------        ------------       ------------       -----------
  Total distributions to shareholders           (4,601,187)        (17,351,741)       (14,237,547)       (9,403,980)
                                               -----------        ------------       ------------       -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares                                 2,507,558           9,146,759          3,563,993         5,658,822
  Reinvestment of distributions                  4,547,636          16,703,765         13,247,841         8,745,547
  Redemption of shares                          (7,400,044)        (22,313,125)        (7,415,251)      (12,290,620)
                                               -----------        ------------       ------------       -----------
  Net increase (decrease) from capital
    share transactions                            (344,850)          3,537,399          9,396,583         2,113,749
                                               -----------        ------------       ------------       -----------
  Net increase (decrease) in net assets          1,067,950          (2,983,228)        (8,097,491)         (960,273)
                                               -----------        ------------       ------------       -----------
NET ASSETS -- END OF PERIOD (Including
  line (A))                                    $75,567,049        $ 74,499,099       $ 32,027,475       $40,124,966
                                               ===========        ============       ============       ===========
(A) Accumulated undistributed
  (distributions in excess of) net
  investment income                            $     3,850        $        247       $        540       $    (1,049)
                                               ===========        ============       ============       ===========
SHARE ACTIVITY
  Sale of shares                                   164,744             587,072            267,444           313,236
  Reinvestment of distributions                    283,695           1,196,788          1,358,053           544,005
  Redemption of shares                            (469,137)         (1,441,571)          (510,312)         (692,130)
                                               -----------        ------------       ------------       -----------
  Net increase (decrease) in shares                (20,698)            342,289          1,115,185           165,111
                                               ===========        ============       ============       ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

THE CUTLER TRUST

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Selected per share data and
ratios for a share outstanding
throughout each period.

                                                               CUTLER CORE FUND
                                        ---------------------------------------------------------------
                                         Six Months
                                            Ended
                                        December 31,
                                         (unaudited)                 Years Ended June 30,
                                        -------------   -----------------------------------------------
                                            1999         1999      1998      1997      1996      1995
Net Asset Value, Beginning of Period       $ 15.71      $17.60    $16.06    $12.95    $10.96    $  9.56
                                           -------      -------   -------   -------   -------   -------
Investment Operations
  Net investment income                       0.04        0.12      0.19      0.24      0.35       0.36(a)
  Net realized and unrealized gain on
    investments                               1.25        2.06      3.05      4.30      2.13       1.40
                                           -------      -------   -------   -------   -------   -------
Total from Investment Operations              1.29        2.18      3.24      4.54      2.48       1.76
                                           -------      -------   -------   -------   -------   -------
Distributions From
  Net investment income                      (0.04)      (0.12)    (0.19)    (0.24)    (0.35)     (0.34)
  Net realized gain on investments           (0.96)      (3.95)    (1.51)    (1.19)    (0.14)     (0.02)
                                           -------      -------   -------   -------   -------   -------
Total Distributions                          (1.00)      (4.07)    (1.70)    (1.43)    (0.49)     (0.36)
                                           -------      -------   -------   -------   -------   -------
Net Asset Value, End of Period             $ 16.00      $15.71    $17.60    $16.06    $12.95    $ 10.96
                                           =======      =======   =======   =======   =======   =======
Total Return                                 8.42%      15.48%    21.60%    37.65%    22.93%     18.63%

Ratio/Supplementary Data
Net assets at the end of period (in
  thousands)                               $75,567      $74,499   $77,482   $62,523   $46,285   $41,470
Ratios to Average Net Assets
  Expenses including
    reimbursement/waiver of fees             1.11%(b)    1.07%     1.10%     1.17%     0.98%      0.97%
  Expenses excluding
    reimbursement/waiver of fees             1.11%(b)    1.07%     1.10%     1.17%     0.98%      0.97%
  Net investment income                      0.56%(b)    0.76%     1.14%     1.67%     2.81%      3.49%

Portfolio Turnover Rate                        17%         59%      119%       23%       57%        43%

------------------------------

(a) Calculated using the weighted average number of shares outstanding.

(b) Annualized.

--------------------------------------------------------------------------------

THE CUTLER TRUST

FINANCIAL HIGHLIGHTS  (concluded)

--------------------------------------------------------------------------------

Selected per share data and
ratios for a share outstanding
throughout each period.

                                                               CUTLER VALUE FUND
                                        ---------------------------------------------------------------
                                         Six Months
                                            Ended
                                        December 31,
                                         (unaudited)                 Years Ended June 30,
                                        -------------   -----------------------------------------------
                                            1999         1999      1998      1997      1996      1995
Net Asset Value, Beginning of Period       $ 18.93      $21.02    $18.33    $14.18    $11.71    $  9.78
                                           -------      -------   -------   -------   -------   -------
Investment Operations
  Net investment income                       0.07        0.14      0.13      0.18      0.21       0.24(a)
  Net realized and unrealized gain
    (loss) on investments                    (1.85)       2.73      4.19      4.20      2.47       1.92
                                           -------      -------   -------   -------   -------   -------
Total from Investment Operations             (1.78)       2.87      4.32      4.38      2.68       2.16
                                           -------      -------   -------   -------   -------   -------
Distributions From
  Net investment income                      (0.07)      (0.14)    (0.13)    (0.18)    (0.21)     (0.23)
  In excess of net investment income            --           *        --        --        --         --
  Net realized gain on investments           (7.18)      (4.82)    (1.50)    (0.05)       --         --
                                           -------      -------   -------   -------   -------   -------
Total Distributions                          (7.25)      (4.96)    (1.63)    (0.23)    (0.21)     (0.23)
                                           -------      -------   -------   -------   -------   -------
Net Asset Value, End of Period             $  9.90      $18.93    $21.02    $18.33    $14.18    $ 11.71
                                           =======      =======   =======   =======   =======   =======
Total Return                                (8.64%)     18.10%    24.90%    31.18%    23.01%     22.33%

Ratio/Supplementary Data
Net assets at the end of period (in
  thousands)                               $32,027      $40,125   $41,085   $35,277   $30,248   $21,890
Ratios to Average Net Assets
  Expenses including
    reimbursement/waiver of fees             1.24%(b)    1.20%     1.24%     1.25%     1.05%      1.00%
  Expenses excluding
    reimbursement/waiver of fees             1.24%(b)    1.20%     1.24%     1.25%     1.13%      1.23%
  Net investment income                      0.95%(b)    0.80%     0.65%     1.15%     1.65%      2.20%

Portfolio Turnover Rate                        29%        110%       50%        4%        9%        23%

------------------------------

(a) Calculated using the weighted average number of shares outstanding.

(b) Annualized.

*   Per share data was less than $0.01.

--------------------------------------------------------------------------------
THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

  The Cutler Trust (the "Trust") was organized on October 2, 1992, as an open-end management investment company under the Investment Company Act of 1940. The Trust currently has two diversified investment portfolios: Cutler Core Fund and Cutler Value Fund (individually, a "Fund" and, collectively, the "Funds"). The Funds commenced operations on December 30, 1992. On April 26, 1999, Cutler Approved List Equity Fund was renamed Cutler Value Fund. On December 20, 1999, Cutler Equity Income Fund was renamed Cutler Core Fund.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

  These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

  The following summarizes the significant accounting policies of the Funds:

  SECURITY VALUATION -- The Trust determines the net asset value per share of each Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 P.M., Eastern time) on each Fund Business Day, as defined in the Funds' prospectus. Securities with a maturity of 60 days or less are valued at amortized cost. Securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sale is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value using procedures approved by the Trust's Board of Trustees.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold is recorded on the basis of identified cost.

  DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid quarterly on the Funds. Capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

  FEDERAL TAXES -- The Funds intend to qualify each year as regulated investment companies and distribute all their taxable income. In addition, by distributing in each calendar year substantially all their net investment

--------------------------------------------------------------------------------
THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS  (continued)
--------------------------------------------------------------------------------
  income, capital gain and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

  EXPENSE ALLOCATION -- The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

  The investment adviser to the Funds is Cutler & Company, LLC ("Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from Cutler Core Fund and Cutler Value Fund at an annual rate of 0.75% of each Fund's average daily net assets.

  On behalf of each Fund, the Trust has entered into a Management Agreement with Forum Administrative Services, LLC ("FAdS"). For its services, FAdS is entitled to receive compensation at an annual rate of 0.10% of each Fund's average daily net assets.

  Forum Shareholder Services, LLC ("FSS"), an affiliate of FAdS, serves as each Fund's transfer agent and dividend disbursing agent, for which it receives a fee of $12,000 per year, per Fund, plus certain other fees and expenses.

  Forum Accounting Services, LLC ("FAcS"), an affiliate of FAdS, serves as the fund accountant for each Fund, for which it receives a fee of $36,000 per year, per Fund, subject to adjustments for the number and type of portfolio transactions.

  Forum Fund Services, LLC, a registered broker-dealer, acts as the distributor for each Fund for which it receives no compensation. Prior to October 31, 1999, Forum Financial Services, Inc. served as each Fund's distributor.

NOTE 4.  SECURITIES TRANSACTIONS

  The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the six months ended December 31, 1999, were as follows:

                   Cost of Purchases   Proceeds from Sales
                   -----------------   -------------------
Cutler Core Fund      $13,819,148          $10,757,000
Cutler Value Fund      10,228,350           15,636,718

--------------------------------------------------------------------------------
THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS  (concluded)
--------------------------------------------------------------------------------

  For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation as of December 31, 1999, were as follows:

                                          Unrealized     Unrealized        Net
                            Tax Cost     Appreciation   Depreciation   Appreciation
                           -----------   ------------   ------------   ------------
Cutler Core Fund           $53,463,948   $22,480,983     $1,244,984    $21,235,999
Cutler Value Fund           29,545,389     3,884,194      3,074,872        809,322

NOTE 5.  MISCELLANEOUS

  Prior to December 20, 1999, Cutler Core Fund was called "Cutler Equity Income Fund" (the "Fund"). On December 20, 1999, a special meeting of the shareholders of the Fund was held to vote on a proposal to amend the Fund's investment objective (and corresponding investment policies) from to "seek current income and long-term capital appreciation" by investing within the Adviser's "Approved List" to "seek current income and long-term capital appreciation by investing in stocks that it considers undervalued with respect to their growth prospects relative to the general market." Only shareholders of record on November 19, 1999, were entitled to vote. The proposal was approved by 92.62% of the shareholders present at the meeting. Correspondingly, the Fund's name was changed to Cutler Core Fund.

--------------------------------------------------------------------------------

THE CUTLER TRUST

TRUSTEES OF THE CUTLER TRUST
DECEMBER 31, 1999

--------------------------------------------------------------------------------

                               KENNETH R. CUTLER
       [PHOTO]                 Chairman of The Cutler Trust and member of Investment
                               Committee of Cutler & Company, LLC, Investment Adviser to
                               both Funds.

                               JOHN Y. KEFFER
       [PHOTO]                 Sole shareholder and director of Forum Financial
                               Group, LLC, which owns Forum Shareholder Services, LLC,
                               Transfer Agent, Forum Fund Services, LLC, Distributor and
                               Forum Administrative Services, LLC, Manager for both Funds.

                               BROOKE R. ASHLAND
       [PHOTO]                 Chief Executive Officer, Cutler & Company, LLC, Investment
                               Adviser to both Funds.

                               DR. HATTEN S. YODER, JR.
       [PHOTO]                 Chairman Emeritus, Geophysical Laboratory, Carnegie
                               Institute of Washington, and consultant to the Los Alamos
                               National Laboratory. A member of the National Academy of
                               Sciences, and many national and international scientific
                               bodies.

                               ROBERT B. WATTS, JR.
       [PHOTO]                 Attorney in private practice. Formerly a senior level
                               officer, counsel and corporate secretary with over 25 years of corporate, divisional and board level experience with two
                               Fortune 100 companies.

                                                                THE CUTLER TRUST
--------------------------------------------------------------------------------

TABLE OF CONTENTS
DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                             Page
                                             ----
Chairman's Letter to the Shareholders.......   1
Cutler Core Fund Portfolio..................   2
Cutler Value Fund Portfolio.................   5
Statements of Assets and Liabilities........   9
Statements of Operations....................  10
Statements of Changes in Net Assets.........  11
Financial Highlights (Per Share Data).......  12
Notes to Financial Statements...............  14
Trustees of The Cutler Trust................  17

                                  Distributor
                            Forum Fund Services, LLC

                             CUTLER & COMPANY, LLC
                             INVESTMENT MANAGEMENT

                        INVESTMENT ADVISER TO THE TRUST

                      503 Airport Road, Medford, OR 97504
                        (800) 228-8537 - (541) 770-9000
                              Fax: (541) 779-0006
                               info @ cutler.com

------------------------------------------------

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' objectives and policies, management experience, and other information.
-------------------------------------------

                                CUTLER CORE FUND

                               CUTLER VALUE FUND

                               SEMI-ANNUAL REPORT
                                ---------------

                               December 31, 1999